Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Accounts receivable, allowance for doubtful accounts	$ 2,210	13,916	11,850
Non-current accounts receivable, allowance for doubtful accounts	$ 6,134	38,628	28,106
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	75,406,875
Ordinary shares, shares outstanding	73,140,147	73,140,147	75,406,875